Per Unit Data of HTALP (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income	$ 14,422		$ 38,739		$ 33,088	$ 61,132
Net income attributable to non-controlling interests	(254)		(728)		(605)	(1,091)
Net income attributable to common stockholders/unitholders	$ 14,168		$ 38,011		$ 32,483	$ 60,041
Denominator:
Weighted average shares/units outstanding - basic (in shares)	229,074		218,822		229,026	218,787
Dilutive shares - partnership units convertible into common stock (in shares)	4,051		3,504		4,060	3,510
Adjusted weighted average number of shares/units outstanding — diluted (in shares)	233,125		222,326		233,086	222,297
Earnings per common unit - basic:
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06		$ 0.17		$ 0.14	$ 0.27
Earnings per common unit - diluted:
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06		$ 0.17		$ 0.14	$ 0.27
Healthcare Trust of America Holdings, LP (HTALP)
Numerator:
Net income	$ 14,422		$ 38,739		$ 33,088	$ 61,132
Net income attributable to non-controlling interests	0		0		0	0
Net income attributable to common stockholders/unitholders	$ 14,422	$ 18,666	$ 38,739	$ 22,393	$ 33,088	$ 61,132
Denominator:
Weighted average shares/units outstanding - basic (in shares)	233,125		222,326		233,086	222,297
Dilutive shares - partnership units convertible into common stock (in shares)	0		0		0	0
Adjusted weighted average number of shares/units outstanding — diluted (in shares)	233,125		222,326		233,086	222,297
Earnings per common unit - basic:
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06		$ 0.17		$ 0.14	$ 0.28
Earnings per common unit - diluted:
Net income attributable to common stockholders/unitholders (in dollars per share)	$ 0.06		$ 0.17		$ 0.14	$ 0.28